Shareholder Report, Holdings (Details) - C000235073 [Member]	Sep. 30, 2024
Invesco DB US Dollar Index Bullish Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Schwab US TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Currency Derivative ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Domestic Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Global Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%